SHAREHOLDERS' EQUITY (Schedule of Warrants and Warrants Units Outstanding) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Apr. 15, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Number of warrants		4,083,472
Exercise price			$ 19.2	$ 68.4
Warrants to underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Sep. 03, 2020
Number of warrants		125,000
Exercise price	[1]	$ 2,400
Exercisable through		Sep. 01, 2025
Warrants To Underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Oct. 05, 2020
Number of warrants		375,000
Exercise price	[1]	$ 2,112
Exercisable through		Sep. 03, 2025
IPO warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Sep. 03, 2020
Number of warrants		2,812,170
Exercise price	[1]	$ 2,112
Exercisable through		Sep. 03, 2025
PIPE warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Mar. 11, 2021
Number of warrants		232,500
Exercise price	[1]	$ 1,104
Exercisable through		Sep. 10, 2026
Warrants to PIPE placement agent [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Mar. 11, 2021
Number of warrants		52,173
Exercise price	[1]	$ 1,214.4
Exercisable through		Mar. 08, 2026
December 2023 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Dec. 28, 2023
Number of warrants		32,753
Exercise price	[1]	$ 85.4
Exercisable through		Dec. 28, 2028
Warrants Issued To Underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Apr. 15, 2024
Number of warrants		350,000
Exercise price	[1]	$ 24
Exercisable through		Apr. 15, 2029
Warrants Issued To Underwriters One [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Sep. 11, 2024
Number of warrants		69,251
Exercise price	[1]	$ 8
Exercisable through		Sep. 11, 2029
Warrants Issued To Underwriters Two [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Dec. 18, 2024
Number of warrants		34,625
Exercise price	[1]	$ 8
Exercisable through		Dec. 18, 2029

[1]	Exercise prices amounts have been retroactively adjusted to reflect a 1-for-24 reverse share split (Note 1c).